TAXES (Details Narrative) ¥ in Millions, $ in Millions	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)
Income tax expense benefit	$ 19,655
Profit before tax	(1,849,542)		¥ 3.0	$ (1,737,700)
Net operating tax loss carry forwards	25,802,507				$ 23,508,148
Operating loss carryforwards	$ 1,307,141				1,232,478
Value added tax rate	6.00%	6.00%	6.00%	6.00%
HONG KONG
Profit before tax	$ (32,123)			$ (522,352)
Net operating tax loss carry forwards	$ 778,686				$ 691,764
Inland Revenue, Hong Kong [Member]
Income tax expense benefit		$ 2
Inland Revenue, Hong Kong [Member] | Youxin Technology Ltd [Member]
Percentage of profit tax rate	16.50%	16.50%	16.50%
Inland Revenue, Hong Kong [Member] | Celnet Technology Limited [Member]
Percentage of profit tax rate	8.25%	8.25%	8.25%